Derivatives - Reclassified Amounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months	$ (0.8)
Interest Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	4.5	$ 8.0	$ 9.6
Depreciation Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	$ 0.8	$ 0.8	$ 0.8